Weighted Average Number of Shares Diluted	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Weighted Average Number of Shares Diluted
WEIGHTED AVERAGE NUMBER OF SHARES DILUTED (in millions):

	2016	2017	2018
Weighted average number of shares (basic)	141.8	143.1	139.4
Dilutive effect of outstanding awards under stock-based compensation plans	2.1	2.1	1.2
Weighted average number of shares (diluted)	143.9	145.2	140.6

For the year ended December 31, 2018, we excluded 0.3 million of stock options (year ended December 31, 2017 — 0.2 million; year ended December 31, 2016 — 0.3 million) from the diluted weighted average per share calculation as they were out-of-the-money.
References to shares in this note 23 are to our subordinate voting shares and our multiple voting shares taken collectively.